ING Mayflower Trust

ING International Value Fund

ING Mutual Funds

ING Greater China Fund

Supplement dated April 20, 2010

to the Class A, Class B, Class C, Class I,

Class O, Class Q and Class W shares

Statement of Additional Information (“SAI”)

dated February 26, 2010

ING International Value Fund

1.             On March 25, 2010, the Board of Trustees of ING Mayflower Trust (“Board”) approved an expense limitation agreement for ING International Value Fund (“Fund”), effective April 1, 2010.

Effective April 1, 2010, the SAI is hereby revised as follows:

•              The first sentence of the first paragraph of the section entitled “Expense Limitation Agreements,” on page 119 of the SAI, is hereby deleted and replaced with the following:

ING Investments and ING Funds Distributor, LLC have entered into expense limitation agreements with each Fund, except Greater China Fund, pursuant to which ING Investments has agreed to waive or limit its fees.

•              The following information relating to the Fund is added to the table in this section entitled “Expense Limitation Agreements” on page 119 of the SAI:

Fund	Class A	Class B	Class C	Class I	Class O	Class Q	Class W
International Value	1.80%	2.50%	2.50%	1.50%	N/A	N/A	1.50%

2.     In addition, on March 25, 2010, the Board approved the elimination of the $5.00 per-account annual shareholder servicing fee for the Fund, effective April 1, 2010.

Effective April 1, 2010, the SAI is hereby revised as follows:

The second paragraph in the section entitled “Administrator” on page 156 of the SAI is deleted in its entirety.

ING Greater China Fund

The following paragraph is added immediately after the table and the footnotes in the section entitled “Expense Limitation Agreements” on page 119 of the SAI:

Pursuant to a side agreement, dated March 1, 2010 the Adviser is contractually obligated to limit ING Greater China Fund’s expenses to 2.10%, 2.85%, 2.85%, 1.85% and 2.10% for Class A, Class B, Class C, Class I and Class O, respectively, through March 1, 2011. There is no guarantee this limitation will continue after that date.  The limitation will only renew if the Adviser elects to renew it.  Any fees waived pursuant to the limitation shall not be eligible for recoupment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE